Provision for Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Netherlands	$ 205	$ (93)	$ (27)
Foreign	172	68	127
Income (loss) before income taxes	$ 377	$ (25)	$ 100